Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Voluntary Change in Accounting Policy [Abstract]
Mineral property interests
a)	Mineral property interests

Exploration and evaluation expenditures relate to costs incurred in the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activities include permitting, community engagement, exploratory drilling and sampling, surveying transportation and infrastructure requirements, and gathering of exploration data through geophysical studies.

The Company capitalizes direct costs of acquiring mineral property interests. Option payments are considered acquisition costs if the Company has the intention of exercising the underlying option.

Subsequent to the acquisition of a mineral interest, exploration and evaluation costs incurred are expensed as incurred up to the date the technical feasibility and commercial viability of extracting mineral resources are demonstrable for a project and on receipt of project development approval from the Board of Directors. The approval from the Board of Directors will be dependent on the Company obtaining necessary permits and licenses to develop the mineral property. At this point, exploration and evaluation assets are assessed for impairment and then reclassified to property, plant, and equipment. Capitalized acquisition costs are assessed for impairment at least annually or when facts and circumstances suggest that the carrying amount of an exploration and evaluation asset may exceed its recoverable amount, with any impairment loss recognized as an expense.

Value-added taxes are included in exploration and evaluation costs when the recoverability of these amounts is uncertain.

Although the Company has taken steps to verify title to exploration and evaluation properties in which it has an interest, these procedures do not guarantee the Company’s title. Such properties may be subject to prior agreements or transfers, non-compliance with regulatory requirements or title may be affected by undetected defects.

Property and equipment
b)	Property and equipment

Property and equipment is carried at cost less accumulated amortization and accumulated impairment losses. The cost of an item of property and equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, initial estimates of the costs of dismantling and removing an item and restoring the site on which it is located, and, where applicable, borrowing costs.

When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

Property and equipment, including major components, are depreciated using the straight-line method over their estimated useful lives, typically ranging from 2 to 12 years.

Right-of-use assets are depreciated using the straight-line method from the date the asset is available for use by the Company to the earlier of the end of the useful life of the right-to-use asset or the end of the lease term. The estimated useful life of the right-to-use assets are determined on the same basis as that of property, plant and equipment.

Assets under construction are capitalized as separate components and are presented as construction in progress. Upon completion, the cost of these assets is transferred to their definitive category. Construction in progress is not depreciated.

The Company conducts an annual assessment of the residual balances, useful lives and amortization methods being used for property and equipment and any changes arising from the assessment are applied by the Company prospectively.

Leases
c)	Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

●	The contract involves the use of an identified asset that is physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then no right-of-use asset is identified.

●	The Company has the right to obtain substantially all the economic benefits from use of the asset throughout the period of use; and

●	The Company has the right to direct the use of the asset. The Company has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used.

Payments related to short-term leases and leases of low-value assets are recognized as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

The Company recognizes a right-to-use asset and a corresponding lease liability on the date the leased asset is available for use by the Company.

The right-of-use asset and corresponding lease liability are initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The cost of the right-of-use asset also includes any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or restore the underlying asset or the site on which it is located, less any lease incentives received.

Reclamation provision
d)	Reclamation provision

An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the exploration, development or ongoing production of a mineral property interest. The estimated costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are determined, and capitalized at the start of each project to the carrying amount of the asset, as soon as the obligation to incur such costs arises. Discount rates, using a pre-tax rate that reflects the time value of money, are used to calculate the net present value. These costs are charged against profit or loss over the economic life of the related asset, through depreciation using either the unit-of-production or the straight-line method. The related liability is adjusted at each reporting date for the unwinding of the discount rate, for changes to the current market-based discount rate, and for changes to the amount or timing of the underlying cash flows needed to settle the obligation. Costs for restoration of subsequent site damage which is created on an ongoing basis during production are provided for at their net present values and charged to profit or loss as extraction progresses.

Financial instruments
e)	Financial instruments

The Company classifies its financial instruments in the following categories: as FVTPL, financial assets at amortized cost and other financial liabilities at amortized cost. The classification depends on the purpose for which the financial assets or liabilities were acquired or incurred. Management determines the classification of financial assets and liabilities at initial recognition.

(i)	Non-derivative financial assets and liabilities

Recognition

The Company recognizes financial assets and financial liabilities on the date the Company becomes a party to the contractual provisions of the instruments.

Classification

The Company classifies its financial assets and financial liabilities using the following measurement categories:

(a)	Those to be measured subsequently at fair value (either through other comprehensive income (loss) or through profit or loss); and

(b)	Those to be measured at amortized cost.

The classification of financial assets depends on the business model for managing the financial assets and the contractual terms of the cash flows. Financial liabilities are classified as those to be measured at amortized cost unless they are designated as those to be measured subsequently at fair value through profit or loss (an irrevocable election at the time of recognition). For assets and liabilities measured at fair value, gains and losses are either recorded in profit or loss or other comprehensive income (loss).

The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

Cash and cash equivalents are classified as amortized cost. Cash equivalents include highly liquid investments with original maturities of three months or less, and which are subject to an insignificant risk of change in value. Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes.

Receivables and reclamation deposit are classified as financial assets at amortized cost.

(ii)	Financial liabilities

The Company has the following financial liabilities: accounts payable and accrued liabilities and consideration payable.

Such financial liabilities are recognized initially at fair value plus any directly attributable transaction costs.

Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Interest expense is recorded to profit or loss.

Impairment
f)	Impairment

(i)	Financial assets

The Company assesses all information available, including on a forward-looking basis, the expected credit losses associated with its assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date, with the risk of default as at the date of initial recognition, based on all information available, and reasonable and supportive forward-looking information.

(ii)	Non-financial assets

Non-financial assets are reviewed quarterly by management for indicators that carrying value is impaired and may not be recoverable. When indicators of impairment are present the recoverable amount of an asset is evaluated at the cash generating unit (CGU) level, which is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount of a CGU is the greater of the CGU’s fair value less costs to sell and its value in use. An impairment loss is recognized in profit or loss to the extent that the carrying amount exceeds the recoverable amount. The Company’s mineral property interest impairment policy is more specifically discussed in Note 3 (a) above.

Share capital
g)	Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares issued for consideration other than cash, are valued based on their market value at the date the shares are issued.

When share capital recognized as equity is repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Share capital is reduced by the average per-common-share carrying amount, with the difference between this amount and the consideration paid, added to or deducted from contributed surplus.

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component. The Company considers the fair value of common shares issued in a private placement to be the more easily measurable component. The balance, if any, is allocated to the attached warrants. Any value attributed to the warrants is recorded as contributed surplus.

Share-based payment transactions
h)	Share-based payment transactions

The Company has a stock option plan that provides for the granting of options to directors, officers and employees to acquire shares of the Company. The fair value of the options is measured on grant date and is recognized as an expense with a corresponding increase in contributed surplus as the options vest.

Options granted to employees and others providing similar services are measured at grant date at the fair value of the instruments issued. Fair value is determined using the Black-Scholes option pricing model taking into account the terms and conditions upon which the options were granted. The amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest. Each tranche in an award with graded vesting is considered a separate grant with a different vesting date and fair value. Each grant is accounted for on that basis.

Options granted to non-employees are measured at the fair value of the goods or services received, unless that fair value cannot be estimated reliably, in which case the fair value of the equity instruments issued is used. The value of the goods or services is recorded at the earlier of the vesting date, or the date the goods or services are received.

Over the vesting period, share-based payments are recorded as an operating expense and as contributed surplus. When options are exercised, the consideration received is recorded as share capital. In addition, the related share-based payments originally recorded as contributed surplus are transferred to share capital.

When an option is cancelled, or expires, the initially recorded value is reversed from contributed surplus and credited to retained earnings or deficit.

Income taxes
i)	Income taxes

Income tax expense is comprised of current and deferred income taxes. Current income tax and deferred income tax are recognized in profit or loss, except to the extent that they relate to items recognized directly in equity or equity investments.

Current income tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred income tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred income tax assets and liabilities are offset if there is a legally enforceable right to offset current income tax liabilities and assets, and they relate to income taxes levied by the same tax authority for the same taxable entity. A deferred income tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable income will be available against which they can be utilized. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related income tax benefit will be realized.

Earnings (loss) per share
j)	Earnings (loss) per share

The Company presents basic and diluted earnings (loss) per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year, adjusted for own shares held. Diluted EPS is determined by dividing the profit or loss attributable to common shareholders by the weighted average number of common shares outstanding, adjusted for own shares held and for the effects of all potential dilutive common shares related to outstanding stock options and warrants issued by the Company for the years presented, except if their inclusion proves to be anti-dilutive.

Foreign currency translation
k)	Foreign currency translation

Foreign currency transactions are translated into Canadian dollars at exchange rates in effect on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate at the reporting date. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the initial transaction (historical rate). Assets and liabilities of foreign operations with functional currencies other than the Canadian dollar are translated into Canadian dollars at period end exchange rate and any revenue and expenses are translated at the average exchange rate for the period. The resulting exchange differences are recognized in foreign currency reserves.

Reclassification of general and administrative expenses
l)	Reclassification of general and administrative expenses

Site salaries, contractors, and project administration expenses have been reclassified from general and administrative expenses to exploration expenses in the consolidated statements of net loss and comprehensive loss for the twelve months ended September 30, 2024, to conform to the current period presentation. This reclassification did not impact net loss or cash flows.

New accounting policies issued but not yet effective
m)	New accounting policies issued but not yet effective

Certain pronouncements have been issued by the IASB or International Financial Reporting Interpretations Committee that are not mandatory for the current period have not been early adopted. The Company has reviewed these pronouncements, and the amendments that are applicable to the Company are discussed below:

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 Presentation and Disclosure in Financial Statements, which will replace IAS 1, Presentation of Financial Statements aims to improve how companies communicate in their financial statements, with a focus on information about financial performance in the statement of profit or loss, in particular additional defined subtotals, disclosures about management-defined performance measures and new principles for aggregation of information. IFRS 18 is accompanied by limited amendments to the requirements in IAS 7 Statement of Cash Flows. IFRS 18 is effective from January 1, 2027. Companies are permitted to apply IFRS 18 before that date. The Company is currently assessing the impact of the new standard.

Amendments to IFRS 9 and IFRS 7

In May 2024, the IASB issued narrow scope amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures. The amendments include the clarification of the date of initial recognition or derecognition of financial liabilities, including financial liabilities that are settled in cash using an electronic payment system. The amendments are effective for annual periods beginning on or after January 1, 2026, with early application permitted. The Company is currently assessing the impact of the new standard.